THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communications - 7.9%
Alphabet, Inc. - Class A (a)	850	$ 1,489,744
Alphabet, Inc. - Class C (a)	1,067	1,869,256
Comcast Corporation - Class A	36,000	1,886,400
Twitter, Inc. (a)	4,000	216,600
		5,462,000
Consumer Discretionary - 11.1%
Amazon.com, Inc. (a)	875	2,849,814
Home Depot, Inc. (The)	5,000	1,328,100
Lowe's Companies, Inc.	6,000	963,060
McDonald's Corporation	5,000	1,072,900
NIKE, Inc. - Class B	10,000	1,414,700
		7,628,574
Consumer Staples - 5.7%
Coca-Cola Company (The)	9,000	493,560
Costco Wholesale Corporation	1,000	376,780
McCormick & Company, Inc.	6,000	573,600
Procter & Gamble Company (The)	4,000	556,560
Walmart, Inc.	13,500	1,946,025
		3,946,525
Financials - 12.0%
Aflac, Inc.	16,000	711,520
Ares Management Corporation - Class A	5,000	235,250
Blackstone Group, L.P. (The) - Class A	13,000	842,530
Brookfield Asset Management, Inc. - Class A	33,000	1,361,910
CME Group, Inc.	4,000	728,200
Intercontinental Exchange, Inc.	12,000	1,383,480
JPMorgan Chase & Company	24,000	3,049,680
		8,312,570
Health Care - 10.2%
Abbott Laboratories	9,500	1,040,155
AbbVie, Inc.	11,500	1,232,225
AstraZeneca plc - ADR	6,000	299,940
Bio-Techne Corporation	8,500	2,699,175
Bristol-Myers Squibb Company	3,000	186,090
Edwards Lifesciences Corporation (a)	4,800	437,904
Johnson & Johnson	1,750	275,415
Pfizer, Inc.	6,000	220,860
Roche Holding AG - ADR	5,000	219,200
Thermo Fisher Scientific, Inc.	900	419,202
Viatris, Inc. (a)	744	13,943
		7,044,109
Industrials - 11.8%
Emerson Electric Company	6,500	522,405
General Dynamics Corporation	5,200	773,864

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Industrials - 11.8% (Continued)
Honeywell International, Inc.	11,000	$ 2,339,700
Lockheed Martin Corporation	7,000	2,484,860
Raytheon Technologies Corporation	13,500	965,385
TE Connectivity Ltd.	9,000	1,089,630
		8,175,844
Materials - 3.7%
Albemarle Corporation	3,000	442,560
Freeport-McMoRan, Inc.	21,000	546,420
International Paper Company	7,000	348,040
Linde plc	2,300	606,073
Wheaton Precious Metals Corporation	14,000	584,360
		2,527,453
Real Estate - 2.3%
Life Storage, Inc.	1,000	119,390
Mid-America Apartment Communities, Inc.	11,394	1,443,506
		1,562,896
Technology - 29.3%
Accenture plc - Class A	6,150	1,606,441
Apple, Inc.	30,200	4,007,238
ASML Holding N.V.	850	414,562
Mastercard, Inc. - Class A	2,000	713,880
Microsoft Corporation	11,000	2,446,620
NVIDIA Corporation	7,525	3,929,555
Palantir Technologies, Inc. – Class A (a)	10,000	235,500
PayPal Holdings, Inc. (a)	2,000	468,400
QUALCOMM, Inc.	6,000	914,040
S&P Global, Inc.	1,000	328,730
Skyworks Solutions, Inc.	10,000	1,528,800
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,000	545,200
Texas Instruments, Inc.	6,200	1,017,606
Visa, Inc. - Class A	9,300	2,034,189
		20,190,761
Utilities - 1.9%
WEC Energy Group, Inc.	14,000	1,288,420

Total Common Stocks (Cost $25,111,046)		$ 66,139,152

EXCHANGE-TRADED FUNDS - 0.6%	Shares	Value
iShares Silver Trust (Cost $332,934) (a)	16,000	$ 393,120

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $2,457,408)	2,457,408	$ 2,457,408

Total Investments at Value - 100.0% (Cost $27,901,388)		$ 68,989,680

Liabilities in Excess of Other Assets - (0.0%) (c)		(23,259)

Net Assets - 100.0%		$ 68,966,421

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Consumer Discretionary - 6.9%
Gildan Activewear, Inc.	13,400	$ 375,334
Hasbro, Inc.	5,000	467,700
Kontoor Brands, Inc.	1,671	67,776
Macy's, Inc.	5,000	56,250
Melco Resorts & Entertainment Ltd. - ADR	5,000	92,750
NVR, Inc. (a)	135	550,781
Scotts Miracle-Gro Company (The)	2,200	438,108
Service Corporation International	16,200	795,420
Tempur Sealy International, Inc. (a)	12,000	324,000
Tiffany & Company	2,500	328,625
VF Corporation	4,700	401,427
		3,898,171
Consumer Staples - 3.6%
Celsius Holdings, Inc. (a)	12,000	603,720
Church & Dwight Company, Inc.	9,000	785,070
Energizer Holdings, Inc.	5,000	210,900
Hain Celestial Group, Inc. (The) (a)	3,500	140,525
Ollie's Bargain Outlet Holdings, Inc. (a)	3,300	269,841
		2,010,056
Energy - 2.3%
Enphase Energy, Inc. (a)	6,000	1,052,820
ONEOK, Inc.	6,000	230,280
		1,283,100
Financials - 17.5%
Alleghany Corporation	1,190	718,391
American Financial Group, Inc.	8,600	753,532
Ares Management Corporation - Class A	5,000	235,250
Arthur J. Gallagher & Company	8,000	989,680
Berkley (W.R.) Corporation	11,175	742,244
Brown & Brown, Inc.	20,000	948,200
CME Group, Inc.	5,000	910,250
Eaton Vance Corporation	13,000	883,090
Intercontinental Exchange, Inc.	10,500	1,210,545
Nasdaq, Inc.	8,500	1,128,290
Old Republic International Corporation	24,400	480,924
SEI Investments Company	5,500	316,085
Voya Financial, Inc.	3,000	176,430
Waddell & Reed Financial, Inc. - Class A	11,500	292,905
		9,785,816
Health Care - 17.1%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	990,998
Bio-Techne Corporation	5,000	1,587,750
Centene Corporation (a)	6,000	360,180
Charles River Laboratories International, Inc. (a)	4,500	1,124,370
Chemed Corporation	3,000	1,597,830

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
Health Care - 17.1% (Continued)
Globus Medical, Inc. - Class A (a)	3,000	$ 195,660
Laboratory Corporation of America Holdings (a)	2,574	523,938
Penumbra, Inc. (a)	2,500	437,500
ResMed, Inc.	3,000	637,680
Teleflex, Inc.	3,950	1,625,701
Waters Corporation (a)	2,000	494,840
		9,576,447
Industrials - 16.4%
AMETEK, Inc.	2,350	284,209
C.H. Robinson Worldwide, Inc.	4,000	375,480
Donaldson Company, Inc.	13,000	726,440
Expeditors International of Washington, Inc.	8,000	760,880
Fastenal Company	18,000	878,940
Graco, Inc.	13,000	940,550
Jacobs Engineering Group, Inc.	6,475	705,516
L3Harris Technologies, Inc.	6,400	1,209,728
MasTec, Inc. (a)	3,200	218,176
MSC Industrial Direct Company, Inc. - Class A	6,000	506,340
National Instruments Corporation	12,000	527,280
nVent Electric plc	2,900	67,541
Pentair plc	2,900	153,961
Snap-on, Inc.	1,475	252,431
Waste Connections, Inc.	10,500	1,076,985
Woodward, Inc.	4,400	534,732
		9,219,189
Materials - 6.8%
Albemarle Corporation	6,700	988,384
Ashland Global Holdings, Inc.	6,000	475,200
Martin Marietta Materials, Inc.	3,000	851,910
Packaging Corporation of America	6,000	827,460
Steel Dynamics, Inc.	12,000	442,440
Valvoline, Inc.	9,236	213,721
		3,799,115
Real Estate - 3.4%
Mid-America Apartment Communities, Inc.	15,000	1,900,350

Technology - 18.1%
Analog Devices, Inc.	3,671	542,317
ANSYS, Inc. (a)	3,500	1,273,300
Arrow Electronics, Inc. (a)	10,100	982,730
Broadridge Financial Solutions, Inc.	3,500	536,200
FLIR Systems, Inc.	3,000	131,490
InterDigital, Inc.	2,500	151,700
Lam Research Corporation	3,400	1,605,718
Microchip Technology, Inc.	6,000	828,660
MicroStrategy, Inc. – Class A (a)	500	194,275

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
Technology - 18.1% (Continued)
NVIDIA Corporation	4,100	$ 2,141,020
Okta, Inc. (a)	3,500	889,910
Xilinx, Inc.	6,000	850,620
		10,127,940
Utilities - 0.4%
NRG Energy, Inc.	3,000	112,650
UGI Corporation	3,038	106,208
		218,858

Total Common Stocks (Cost $17,220,998)		$ 51,819,042

EXCHANGE-TRADED FUNDS - 3.5%	Shares	Value
iShares Gold Trust (a)	59,000	$ 1,069,670
iShares Silver Trust (a)	37,000	909,090
Total Exchange-Traded Funds (Cost $1,704,596)		$ 1,978,760

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $2,211,832)	2,211,832	$ 2,211,832

Total Investments at Value - 100.0% (Cost $21,137,426)		$ 56,009,634

Liabilities in Excess of Other Assets - (0.0%) (c)		(13,178)

Net Assets - 100.0%		$ 55,996,456

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2020.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2020 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund and The Government Street Mid-Cap Fund (individually, a “Fund” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2020, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$66,139,152	$-	$-	$66,139,152
Exchange-Traded Funds	393,120	-	-	393,120
Money Market Funds	2,457,408	-	-	2,457,408
Total	$68,989,680	$-	$-	$68,989,680

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$51,819,042	$-	$-	$51,819,042
Exchange-Traded Funds	1,978,760	-	-	1,978,760
Money Market Funds	2,211,832	-	-	2,211,832
Total	$56,009,634	$-	$-	$56,009,634

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended December 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2020:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund
Cost of portfolio investments	$27,901,388	$21,137,426
Gross unrealized appreciation	$41,101,226	$35,029,658
Gross unrealized depreciation	(12,934)	(157,450)
Net unrealized appreciation	$41,088,292	$34,872,208

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within that sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2020, The Government Street Equity Fund had 29.3% of the value of its net assets invested in common stocks within the Technology sector.